OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES
OTHER PAYABLES

15.    OTHER PAYABLES

Other payables consisted of the following:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	257,375	393,287	57,202
Consideration received for disposal of Zhao Du and Shuo Ge (Note 10)	997,000	997,000	145,008
Other Payables	—	13,567	1,974

	1,254,375	1,403,854	204,184